Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues	$ 445,269	$ 249,852	$ 184,220
Cost of revenues	323,191	160,470	122,662
Gross profit	122,078	89,382	61,558
Operating expenses:
Research and development, net	50,456	25,115	18,954
Selling and marketing	81,716	37,179	29,251
General and administrative	26,524	12,328	10,705
Restructuring costs	7,834
Acquisition related costs	4,919	775
Total operating expenses	171,449	75,397	58,910
Operating profit (loss)	(49,371)	13,985	2,648
Financial income (expenses), net	(2,024)	1,255	1,496
Income (loss) before taxes on income	(51,395)	15,240	4,144
Taxes on income	2,259	1,178	489
Net income (loss)	$ (53,654)	$ 14,062	$ 3,655
Net earnings (loss) per share:
Basic net earnings (loss) per share	$ (1.49)	$ 0.40	$ 0.11
Diluted net earnings (loss) per share	$ (1.49)	$ 0.38	$ 0.10